PENSIONS PLANS AND OTHER POST-EMPLOYMENT BENEFITS (Details 11)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Long-term inflation rate in post-retirement pension and health plans	3.50%
Annual increase in the use of medical services according to age	4.00%
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Nominal annual adjustment rate of pension benefits	3.50%	3.50%
Mortality table for disabled individuals (as a percent)	60.00%	60.00%
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Minimum
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability	10.96%	11.07%
Future salary growth rate	4.57%	4.57%
Estimated retirement age	57 years	57 years
Mortality table for nondisabled individuals (as a percent)	10.00%	10.00%
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Maximum
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability	11.49%	11.67%
Future salary growth rate	6.60%	6.60%
Estimated retirement age	60 years	60 years
Mortality table for nondisabled individuals (as a percent)	50.00%	50.00%
Light-Forte, Álvaro Vindas
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Disability table ( as a percent)	50.00%	50.00%
Light-Fraca
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Disability table ( as a percent)	50.00%	50.00%
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Medical expense growth rate	6.61%	6.61%
Mortality table for nondisabled individuals (as a percent)	10.00%	10.00%
Mortality table for disabled individuals (as a percent)	60.00%	60.00%
Post-retirement health plans | Minimum
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability	10.79%	11.07%
Medical service eligibility age	59 years	59 years
Estimated retirement age	59 years	59 years
Post-retirement health plans | Maximum
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability	10.96%	11.20%
Medical service eligibility age	63 years	63 years
Estimated retirement age	63 years	63 years